UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 301 Congress Avenue
         Suite 520
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1970

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     May 12, 2006


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management, L.P.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $127,122 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105      622     9493 SH       SOLE                     9493
ATWOOD OCEANICS INC            COM              050095108     6835    67668 SH       SOLE                    67668
CANADIAN NAT RES LTD           COM              136385101     3259    58835 SH       SOLE                    58835
CHENIERE ENERGY INC            COM NEW          16411R208     1831    45127 SH       SOLE                    45127
CHEVRON CORP NEW               COM              166764100     3027    52214 SH       SOLE                    52214
COOPER CAMERON CORP            COM              216640102      282     6407 SH       SOLE                     6407
DEVON ENERGY CORP NEW          COM              25179M103     1729    28265 SH       SOLE                    28265
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     6497    72587 SH       SOLE                    72587
ENSCO INTL INC                 COM              26874Q100     6447   125304 SH       SOLE                   125304
FOUNDATION COAL HLDGS INC      COM              35039W100     5069   123208 SH       SOLE                   123208
GLOBALSANTAFE CORP             SHS              G3930E101    10980   180737 SH       SOLE                   180737
GRANT PRIDECO INC              COM              38821G101     6827   159364 SH       SOLE                   159364
GULF ISLAND FABRICATION INC    COM              402307102      398    16803 SH       SOLE                    16803
GULFMARK OFFSHORE INC          COM              402629109      430    15474 SH       SOLE                    15474
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     3563    93999 SH       SOLE                    93999
HERCULES OFFSHORE INC          COM              427093109     8366   245973 SH       SOLE                   245973
HORNBECK OFFSHORE SVCS INC N   COM              440543106      684    18950 SH       SOLE                    18950
LYONDELL CHEMICAL CO           COM              552078107      232    11651 SH       SOLE                    11651
MARATHON OIL CORP              COM              565849106      723     9493 SH       SOLE                     9493
MARINER ENERGY INC             COM              56845T305     2211   107820 SH       SOLE                   107820
METHANEX CORP                  COM              59151K108     3952   192503 SH       SOLE                   192503
NABORS INDUSTRIES LTD          SHS              G6359F103      422     5900 SH       SOLE                     5900
NATIONAL OILWELL VARCO INC     COM              637071101     6555   102233 SH       SOLE                   102233
NEWFIELD EXPL CO               COM              651290108     1475    35208 SH       SOLE                    35208
NEXEN INC                      COM              65334H102     4832    87798 SH       SOLE                    87798
NGAS RESOURCES INC             COM              62912T103      164    18987 SH       SOLE                    18987
NOBLE CORPORATION              SHS              G65422100     5308    65447 SH       SOLE                    65447
OIL STS INTL INC               COM              678026105     7911   214691 SH       SOLE                   214691
SOUTHERN UN CO NEW             COM              844030106      712    28670 SH       SOLE                    28670
SUPERIOR ENERGY SVCS INC       COM              868157108     2181    81417 SH       SOLE                    81417
TESORO CORP                    COM              881609101     1257    18400 SH       SOLE                    18400
TODCO                          CL A             88889T107     4869   123541 SH       SOLE                   123541
TRANSOCEAN INC                 ORD              G90078109    10023   124820 SH       SOLE                   124820
ULTRA PETROLEUM CORP           COM              903914109     1050    16847 SH       SOLE                    16847
VALERO ENERGY CORP NEW         COM              91913Y100     3671    61406 SH       SOLE                    61406
W-H ENERGY SVCS INC            COM              92925E108     2728    61317 SH       SOLE                    61317